N-6	Jun. 26, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Jun. 26, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

On or about July 28, 2025, a Fund available under your Policy will change its name as follows:

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
Neuberger Berman AMT Sustainable Equity Portfolio	Neuberger Berman AMT Quality Equity Portfolio

After July 28, 2025, all references to the Fund in your Prospectuses will use the new Fund name – there was no change to the share class.